UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       SEPTEMBER 30, 2005
                                               ---------------------------------

Check here if Amendment [_]; Amendment Number:
                                               ------------------------
     This Amendment (Check only one.):      [_] is a restatement.
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Emigrant Bancorp, Inc.
Address:             5 East 42nd Street
                     New York, New York 10017

Form 13F File Number: 28-11281

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John R. Hart
Title:    Vice Chairman and Treasurer
Phone:    212-850-4831

Signature, Place, and Date of Signing:

/s/ John R. Hart       New York, New York       November 10, 2005
[Signature]            [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      3
Form 13F Information Table Entry Total:                38
Form 13F Information Table Value Total:           332,451
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number      Name

1          28-11238                  New York Private Bank & Trust Corporation
-----      --------------------      -----------------------------------------

2          28-11216                  Emigrant Savings Bank, a division of
                                     New York Private Bank & Trust
-----      --------------------      -----------------------------------------

3          28-11294                  Emigrant Agency, Inc.
-----      --------------------      -----------------------------------------

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      FORM 13F INFORMATION TABLE
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             9/30/2005
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              COLUMN 1                          COLUMN 2            COLUMN 3           COLUMN 4          COLUMN 5
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           NAME OF ISSUER                    TITLE OF CLASS          CUSIP              VALUE             SHRS OR         SH/
                                                                                       (X$1000)           PRN AMT         PRN
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
Ballard Power Systems Inc                       Common             05858H104       $      866.45          155,000          SH
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Bank of America Corp                            Common             060505104       $   46,310.00        1,100,000          SH
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Bank of New York Co Inc/The                     Common             064057102       $   37,785.97        1,284,800          SH
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Central Bancorp Inc/MA                          Common             152418109       $    1,358.82           49,322          SH
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Citigroup Inc                                   Common             172967101       $   37,554.00          825,000          SH
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Washington Mutual Inc                           Common             25429Q110       $       59.60          372,500          SH
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JPMorgan Chase & Co                             Common             46625H100       $   37,323.00        1,100,000          SH
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Mechanical Technology Inc                       Common             583538103       $      663.92          172,000          SH
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New York Community Bancorp Inc                  Common             649445103       $   15,460.28          942,700          SH
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North Fork Bancorporation Inc                   Common             659424105       $   12,750.00          500,000          SH
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Regions Financial Corp                          Common             7591EP100       $    3,112.00          100,000          SH
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Wells Fargo & Co                                Common             949746101       $   11,714.00          200,000          SH
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Bank of America Corp                            Common             060505104       $   10,525.00          250,000          SH
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Bank of New York Co Inc/The                     Common             064057102       $   16,622.53          565,200          SH
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BankAtlantic Bancorp Inc                        Common             065908501       $    3,313.05          195,000          SH
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Bankunited Financial Corp                       Common             06652B103       $    4,574.00          200,000          SH
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Citigroup Inc                                   Common             172967101       $   21,622.00          475,000          SH
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Fidelity Bankshares Inc                         Common             31604Q107       $    2,291.25           75,000          SH
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Fifth Third Bancorp                             Common             316773100       $    6,431.25          175,000          SH
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JPMorgan Chase & Co                             Common             46625H100       $   16,965.00          500,000          SH
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Mechanical Technology Inc                       Common             583538103       $       42.46           11,000          SH
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Morgan Stanley                                  Common             617446448       $    1,348.50           25,000          SH
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Regions Financial Corp                          Common             7591EP100       $    6,224.00          200,000          SH
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3M Co                                           Common             88579Y101       $    8,803.20          120,000          SH
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Tiffany & Co                                    Common             886547108       $    3,977.00          100,000          SH
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Bank of America Corp                            Common             060505104       $    5,367.75          127,500          SH
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Bank of New York Co Inc/The                     Common             064057102       $    4,387.97          149,200          SH
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Citigroup Inc                                   Common             172967101       $    4,948.02          108,700          SH
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Dime Bancorp Inc New                            Common             25429Q110       $        8.00           50,000          SH
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First Niagara Financial Group Inc               Common             33582V108       $      433.20           30,000          SH
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JPMorgan Chase & Co                             Common             46625H100       $    4,740.02          139,700          SH
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Keycorp                                         Common             493267108       $      806.25           25,000          SH
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Lev Pharmaceuticals Inc                         Common             52730C101       $       10.56            9,600          SH
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Merck & Co Inc                                  Common             589331107       $      408.15           15,000          SH
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Microsoft Corp                                  Common             594918104       $    1,286.50           50,000          SH
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National City Corp                              Common             635405103       $      334.40           10,000          SH
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Regions Financial Corp                          Common             7591EP100       $    1,026.96           33,000          SH
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Wells Fargo & Co                                Common             949746101       $      995.69           17,000          SH
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                                                                                         332,451
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      FORM 13F INFORMATION TABLE
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             9/30/2005
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              COLUMN 1                                        COLUMN 6            COLUMN 7                   COLUMN 8
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           NAME OF ISSUER                      PUT/          INVESTMENT            OTHER                 VOTING AUTHORITY
                                               CALL          DISCRETION           MANAGERS           SOLE     SHARED     NONE
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
Ballard Power Systems Inc                                       Other                  1,2,3          X
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Bank of America Corp                                            Other                  1,2,3          X
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Bank of New York Co Inc/The                                     Other                  1,2,3          X
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Central Bancorp Inc/MA                                          Other                  1,2,3          X
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Citigroup Inc                                                   Other                  1,2,3          X
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Washington Mutual Inc                                           Other                  1,2,3          X
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JPMorgan Chase & Co                                             Other                  1,2,3          X
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Mechanical Technology Inc                                       Other                  1,2,3          X
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New York Community Bancorp Inc                                  Other                  1,2,3          X
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North Fork Bancorporation Inc                                   Other                  1,2,3          X
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Regions Financial Corp                                          Other                  1,2,3          X
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Wells Fargo & Co                                                Other                  1,2,3          X
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Bank of America Corp                                            Other                    1,2          X
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Bank of New York Co Inc/The                                     Other                    1,2          X
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BankAtlantic Bancorp Inc                                        Other                    1,2          X
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Bankunited Financial Corp                                       Other                    1,2          X
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Citigroup Inc                                                   Other                    1,2          X
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Fidelity Bankshares Inc                                         Other                    1,2          X
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Fifth Third Bancorp                                             Other                    1,2          X
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JPMorgan Chase & Co                                             Other                    1,2          X
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Mechanical Technology Inc                                       Other                    1,2          X
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Morgan Stanley                                                  Other                    1,2          X
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Regions Financial Corp                                          Other                    1,2          X
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3M Co                                                           Other                    1,2          X
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Tiffany & Co                                                    Other                    1,2          X
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Bank of America Corp                                            Other                    1,2          X
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Bank of New York Co Inc/The                                     Other                    1,2          X
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Citigroup Inc                                                   Other                    1,2          X
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Dime Bancorp Inc New                                            Other                    1,2          X
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First Niagara Financial Group Inc                               Other                    1,2          X
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JPMorgan Chase & Co                                             Other                    1,2          X
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Keycorp                                                         Other                    1,2          X
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Lev Pharmaceuticals Inc                                         Other                    1,2          X
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Merck & Co Inc                                                  Other                    1,2          X
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Microsoft Corp                                                  Other                    1,2          X
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National City Corp                                              Other                    1,2          X
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Regions Financial Corp                                          Other                    1,2          X
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Wells Fargo & Co                                                Other                    1,2          X
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